UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07359

               LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
             (Exact name of registrant as specified in charter)

                 ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                        NEW YORK, NEW YORK 10006-1404
             (Address of principal executive offices) (Zip code)

                         CLIFFORD E. LAI, PRESIDENT
               LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
                 ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                       NEW YORK, NEW YORK, 10006-1404
                   (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31



Date of reporting period:  July 31, 2003

Item 1. Reports to Shareholders.






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                   ----------------------------------------------
                                    July 31, 2003

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    OMITTED][GRAPHIC OMITTED]



------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Portfolio of Investments
July 31, 2003
                                                                                        Principal
                                                               Interest                  Amount            Value
                                                                 Rate      Maturity      (000s)          (Note 2)
------------------------------------------------------------- ----------- ----------- ------------- -----------------
------------------------------------------------------------- ----------- ----------- ------------- -----------------
ASSET-BACKED SECURITIES -- 19.4%
  AQ Finance NIM Trust
    Series 2003-N3A, Class Note*................................9.05%.......03/25/33..$..  1,654    $      1,654,433
  Asset Backed Funding Corp. NIM Trust
    Series 2003-WF1, Class N1*..................................8.35........12/28/32.....  1,652           1,652,295
  CDC Mortgage Capital Trust
    Series 2003-HE1N*..........................................10.00........08/25/33.....  2,017           2,017,116
  Green Tree Financial Corp.
    Series 1998-04, Class M1....................................6.83........03/01/28.....  2,000             940,000
    Series 1998-03, Class M1....................................6.86........03/01/30.....  2,000           1,000,000
                                                                                                    ----------------
                                                                                                           1,940,000
  Long Beach Asset Holdings Corp.
    Series 2003-3, Class N1*....................................7.26........07/25/33.....  2,404           2,403,616
    Series 2003-2, Class N1*....................................7.63........06/25/33.....  1,912@          1,912,290
                                                                                                    ----------------
                                                                                                           4,315,906
  Option One Mortgage Securities Corp.
    Series 2003-2B, Class N1*...................................7.63........04/26/33.....  1,183           1,183,020
  Renaissance NIM Trust
    Series 2003-B*..............................................7.39........08/25/33.....  1,946           1,946,452
  Sail Net Interest Margin Notes
    Series 2003-5, Class A*.....................................7.35........06/27/33.....  2,302           2,298,796
    Series 2003-3, Class A*.....................................7.75........04/27/33.....  2,171           2,157,970
                                                                                                    ----------------
                                                                                                           4,456,766
Total Asset-Backed Securities
         (Cost-- $19,187,395)............................................................                 19,165,988
                                                                                                    ----------------

------------------------------------------------------------- ----------- ----------- ------------- -----------------
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE BACKED SECURITIES -- 91.8%
  Bear Stearns Commercial Mortgage Securities
    Series 1999-C1, Class F*....................................5.64........02/14/31.....  4,001@          3,177,253
    Series 1999-C1, Class H*....................................5.64........02/14/31.....   1,793          1,121,743
    Series 1999-C1, Class I*....................................5.64........02/14/31.....   9,560          5,075,896
    Series 1999-C1, Class J*....................................5.64........02/14/31.....   2,390            380,658
    Series 1999-C1, Class K*....................................5.64........02/14/31.....   1,767             99,417
    Series 1999-WF2, Class H*...................................6.00........06/15/14.....  2,500@          1,976,048
                                                                                                    ----------------
                                                                                                          11,831,015
  Chase Commercial Mortgage Securities Corp.
    Series 2000-2, Class G*.....................................6.65........07/15/32.....  3,756           3,321,881
    Series 2000-2, Class J*.....................................6.65........07/15/32.....  7,387           5,096,758
                                                                                                    ----------------
                                                                                                           8,418,639
  Commercial Mortgage Acceptance Corp.
    Series 1998-C2, Class F*....................................5.44........09/15/30.....  5,000@          4,242,335
  Credit Suisse First Boston Mortgage Securities Corp.
    Series 2003-C3, Class J*....................................4.23........05/15/38.....  1,200             906,276
  First Union National Bank Commercial Mortgage
    Series 2001-C2, Class K*....................................6.46........01/12/43.....  1,499           1,397,742
  GE Capital Commercial Mortgage Corp.
    Series 2000-1, Class G*.....................................6.13........01/15/33.....  8,359           6,414,734
  Heller Financial Commercial Mortgage Asset
    Series 2000-PH1, Class G*...................................6.75........01/17/34.....  2,925           2,697,918
----------
See Notes to Financial Statements.





___________________________________________________________________LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Portfolio of Investments
July 31, 2003
                                                                                        Principal
                                                               Interest                  Amount            Value
                                                                 Rate      Maturity      (000s)          (Note 2)
------------------------------------------------------------- ----------- ----------- ------------- -----------------
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7, Class F*....................................6.00%.......10/15/35..$..  6,000@   $      5,475,288
  LB-UBS Commercial Mortgage Trust
    Series 2002-C2, Class V**...................................0.00........07/15/32.....      0                   0
    Series 2002-C2, Class Q*....................................5.68........07/15/35.....  5,675           3,493,954
    Series 2002-C2, Class S*....................................5.68........07/15/35.....  2,270             719,479
    Series 2002-C2, Class T*....................................5.68........07/15/35.....  2,270             656,737
    Series 2002-C2, Class U*....................................5.68........07/15/35.....  9,079           2,717,914
    Series 2001-C7, Class J*....................................5.87........12/01/31.....  3,662           3,140,809
    Series 2001-C7, Class L*....................................5.87........12/01/31.....  3,299           2,464,139
                                                                                                    ----------------
                                                                                                          13,193,032
  Morgan Stanley Cap I Inc.
    Series 1999-FNV1, Class G*..................................6.12........03/15/31.....  9,100           8,427,965
    Series 1999-FNV1, Class H*..................................6.12........03/15/31.....  3,951           3,574,786
    Series 1998-WF1, Class F*...................................7.30........03/15/30.....  5,000@          5,145,000
                                                                                                    ----------------
                                                                                                          17,147,451
  Mortgage Capital Funding, Inc.
    Series 1996-MC1, Class G*...................................7.15........06/15/06.....  2,900           2,988,421
  Nationslink Funding Corp.
    Series 1998-2, Class F*.....................................7.11........08/20/30.....  5,625@          5,169,772
  PNC Mortgage Acceptance Corp.
    Series 2001-C1, Class H*....................................5.91........03/12/34.....  1,875           1,673,756
    Series 2001-C1, Class J*....................................5.91........03/12/34.....  1,875           1,616,044
                                                                                                    ----------------
                                                                                                           3,289,800
  Salomon Brothers Mortgage Securities VII Inc.
    Series 1999-C1, Class H*....................................7.00........05/18/32.....  6,700           5,636,569
  Wachovia Bank Commercial Mortgage Trust
    Series 2003-C3, Class J*....................................4.98........02/15/35.....  2,045@          1,615,389
                                                                                                    ----------------
Total Commercial Mortgage Backed Securities
         (Cost-- $86,389,511)............................................................                 90,424,681
                                                                                                    ----------------

------------------------------------------------------------- ----------- ----------- ------------- -----------------
------------------------------------------------------------- ----------- ----------- ------------- -----------------

INTEREST ONLY SECURITIES -- 5.9%
  Commercial Mortgage Acceptance Corp.                           1.05+      08/15/08      72,046@          3,212,191
    Series 1998 C2, Class X(a)...........................................................
  Credit Suisse First Boston Mortgage Securities Corp.
    Series 2003-C3, Class AX*(a)................................0.12........05/15/38..... 71,943@          2,561,614
                                                                                                    ----------------
Total Interest Only Securities
         (Cost-- $5,866,443).............................................................                  5,773,805
                                                                                                    ----------------

------------------------------------------------------------- ----------- ----------- ------------- -----------------

----------
See Notes to Financial Statements.





___________________________________________________________________LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Portfolio of Investments
July 31, 2003
                                                                                        Principal
                                                               Interest                  Amount            Value
                                                                 Rate      Maturity      (000s)          (Note 2)
------------------------------------------------------------- ----------- ----------- ------------- -----------------

SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.5%
  Citicorp Mortgage Securities, Inc.
    Series 2003-4, Class B4.....................................5.00........03/25/18..$..      337  $        286,633
    Series 2003-4, Class B5.....................................5.00........03/25/18.....      169           123,192
    Series 2003-4, Class B6.....................................5.00........03/25/18.....      338           109,755
    Series 2003-5, Class B4.....................................5.33+.......04/25/33.....      550           454,693
    Series 2003-5, Class B5.....................................5.33+.......04/25/33.....      367           221,514
    Series 2003-5, Class B6.....................................5.33+.......04/25/33.....      551           148,746
    Series 2002-11, Class B4*...................................5.82+.......11/25/32.....    1,038           916,788
    Series 2002-11, Class B5....................................5.82+.......11/25/32.....      519           357,325
    Series 2002-11, Class B6*...................................5.82+.......11/25/32.....      779           233,763
                                                                                                    ----------------
                                                                                                           2,852,409
  Residential Finance Limited Partnership
    Series 2002-A, Class B7.....................................6.61+.......10/10/34.....    3,478         3,502,510
  Washington Mutual
    Series 2003-S3, Class CB5...................................5.40........06/25/33.....    1,199           693,250
    Series 2003-S3, Class CB6...................................5.40........06/25/33.....    1,199           299,760
                                                                                                    ----------------
                                                                                                             993,010
Total Subordinated Collateralized Mortgage
         Obligations
         (Cost-- $7,257,641).............................................................                  7,347,929
                                                                                                    ----------------

------------------------------------------------------------- ----------- ----------- ------------- -----------------
------------------------------------------------------------- ----------- ----------- ------------- -----------------

SHORT TERM INVESTMENTS -- 1.5%
  Federal Home Loan Bank Discount Note
         (Cost-- $1,499,838)....................................0.97........08/05/03.....    1,500         1,499,838
                                                                                                    ----------------

------------------------------------------------------------- ----------- ----------- ------------- -----------------
------------------------------------------------------------- ----------- ----------- ------------- -----------------

Total Investments -- 126.1%
         (Cost-- $120,200,828)...........................................................                124,212,241
Liabilities in Excess of Other

  Assets-- (26.1)%.......................................................................                (25,673,714)
                                                                                                    ----------------
NET ASSETS-- 100.0%......................................................................           $     98,538,527
                                                                                                    ================


------------------------------------------------------------- ----------- ----------- ------------- -----------------

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only resold in transactions exempt from registration, normally to qualified institutional buyers.

** Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.

+    Variable Rate Security -- Interest Rate is in effect as of July 31, 2003.

@ Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 5)

(a) Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.


----------
See Notes to Financial Statements.



----------------------------------------------------------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Assets and Liabilities
July 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $120,200,828) (Note 2)...................................          $    124,212,241
  Cash.................................................................................                    39,127
  Net unrealized appreciation on swap contract (Note 2)................................                 1,411,822
  Interest receivable..................................................................                   800,800
  Principal paydowns receivable........................................................                    20,656
  Prepaid insurance....................................................................                     9,675
                                                                                                 ----------------
      Total assets.....................................................................               126,494,321
                                                                                                 ----------------

Liabilities:
  Reverse repurchase agreements (Note 5)...............................................                27,343,000
  Interest payable for reverse repurchase agreements (Note 5)..........................                    32,181
  Investment advisory fee payable......................................................                   360,636
  Administration fee payable...........................................................                   110,919
  Payable on open swap contracts.......................................................                    34,885
  Directors' fees payable..............................................................                     1,097
  Other accrued expenses...............................................................                    73,076
                                                                                                 ----------------
      Total liabilities................................................................                27,955,794
                                                                                                 ----------------
Net Assets (equivalent to $6.84 per share based on 14,405,509 shares issued and

  outstanding).........................................................................          $     98,538,527
                                                                                                 ================


Composition of Net Assets:

  Capital stock, at par ($.001) (Note 6)...............................................          $         14,403
  Additional paid-in capital (Note 6)..................................................                93,100,889
  Net unrealized appreciation..........................................................                 5,423,235
                                                                                                 ----------------
  Net assets applicable to capital stock outstanding...................................          $     98,538,527
                                                                                                 ================





----------
See Notes to Financial Statements.




-----------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Operations

For the Year Ended July 31, 2003
-----------------------------------------------------------------------------


Investment Income (Note 2):
  Interest..............................................................................         $   12,022,744
                                                                                                 --------------

Expenses:
  Investment advisory fees (Note 3).....................................................                703,064
  Administration fees (Note 3)..........................................................                210,919
  Custodian.............................................................................                 57,251
  Audit and tax service fees............................................................                 38,533
  Directors' fees.......................................................................                 19,278
  Legal fees............................................................................                 11,015
  Transfer agency.......................................................................                  2,831
  Other expenses........................................................................                 34,133
                                                                                                 --------------
      Total operating expenses..........................................................              1,077,024
      Interest expense on reverse repurchase agreements (Note 5)........................                 61,576
      Net interest expense on swaps (Note 2)............................................                 34,885
                                                                                                 --------------
      Total expenses....................................................................              1,173,485
      Less expenses waived by the investment adviser (Note 3)...........................                (22,428)
                                                                                                 --------------
      Net expenses......................................................................              1,151,057
                                                                                                 --------------
Net investment income...................................................................             10,871,687
                                                                                                 --------------

Realized and Unrealized Gains on Investments (Note 2):
Net realized gain on investments........................................................              6,680,900
Net change in unrealized appreciation/depreciation on:
  Investments...........................................................................             (4,197,258)
  Swap contracts........................................................................              1,411,822
                                                                                                 --------------

New change in unrealized appreciation/depreciation on investments and swap contracts....             (2,785,436)
                                                                                                 --------------
Net realized and unrealized gains on investments and swap contacts......................              3,895,464
                                                                                                 --------------
Net increase in net assets resulting from operations....................................         $   14,767,151
                                                                                                 ==============


----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------
  LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
  Statement of Changes in Net Assets

                                                                                   For the Year       For the Year
                                                                                       Ended              Ended
                                                                                   July 31, 2003      July 31, 2002
  ----------------------------------------------------------------------------- ------------------ ------------------
  ----------------------------------------------------------------------------- ------------------ ------------------
  Increase in Net Assets Resulting from Operations:
    Net investment income.................................................      $     10,871,687   $     10,753,430
    Net realized gain on investments and swap contracts...................             6,680,900          2,351,380
    Net change in unrealized appreciation/depreciation on investments
       and swap contracts.................................................            (2,785,436)         5,057,478
                                                                                ----------------   ----------------
    Net increase in net assets resulting from operations..................            14,767,151         18,162,288
                                                                                ----------------   ----------------
  Dividends to Shareholders (Note 2)
    Net investment income.................................................           (19,841,413)       (10,501,426)
    Net realized gains....................................................           (13,194,582)        (2,224,572)
    Returns of capital....................................................           (43,491,109)                --
                                                                                ----------------   ----------------
        Total dividends...................................................           (76,527,104)       (12,725,998)
                                                                                ----------------   ----------------
  Capital Stock Transactions (Note 6)
    Net proceeds from sales of shares (2,663,253 shares)..................                    --         30,000,000
    Issued to shareholders in reinvestment of distributions (142,832
       and 1,187,466 shares, respectively)................................             1,376,150         12,716,175
                                                                                ----------------   ----------------
    Net increase from capital shares transactions.........................             1,376,150         42,716,175
                                                                                ----------------   ----------------
        Total increase (decrease) in net assets...........................           (60,383,803)        48,152,465
                                                                                ----------------   ----------------
  Net Assets:
    Beginning of year.....................................................           158,922,330        110,769,865
                                                                                ----------------   ----------------
    End of year (including undistributed and overdistributed net

      investment income of $0 and $(656,879), respectively)...............      $     98,538,527   $    158,922,330
                                                                                ================   ================





----------
See Notes to Financial Statements.



------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Cash Flows
For the Year Ended July 31, 2003
------------------------------------------------------------------------------

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
  Interest received (including net accretion of $1,362,222)..............................        $      11,051,338
  Interest expense paid..................................................................                  (29,395)
  Operating expenses paid................................................................                 (682,016)
  Sales of short-term portfolio investments, net.........................................                2,300,162
  Purchases of long-term portfolio investments...........................................             (112,995,148)
  Proceeds from disposition of long-term portfolio investments and principal paydowns....              148,192,007
                                                                                                 -----------------
  Net cash provided by operating activities..............................................               47,836,948
                                                                                                 -----------------
Cash flows provided by (used for) financing activities:
  Net cash provided by reverse repurchase agreements.....................................               27,343,000
  Cash dividends paid....................................................................              (75,150,954)
                                                                                                 -----------------
  Net cash used for financing activities.................................................              (47,807,954)
                                                                                                 -----------------

Net increase in cash.....................................................................                   28,994
Cash at beginning of year................................................................                   10,133
                                                                                                 -----------------
Cash at end of year......................................................................        $          39,127
                                                                                                 =================


Reconciliation of Net Increase in Net Assets Resulting from Operations to Net
   Cash Provided by Operating Activities:
Net increase in net assets resulting from operations.....................................        $      14,767,151
                                                                                                 -----------------
  Decrease in investments, at cost.......................................................               33,777,414
  Increase in net unrealized appreciation/depreciation on
    investments and swaps................................................................               (1,272,715)
  Decrease in interest receivable........................................................                  146,108
  Increase in other assets...............................................................                  (23,463)
  Increase in other liabilities..........................................................                  442,453
                                                                                                 -----------------

    Total adjustments....................................................................               33,069,797
                                                                                                 -----------------
Net cash provided by operating activities................................................        $      47,836,948
                                                                                                 =================

----------
Noncash financing activities not included herein consist of reinvestment of dividends of $1,376,150.


----------
See Notes to Financial Statements.

-----------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Financial Highlights


                                                                      For the Year Ended               For the Period
                                                                                                            Ended
                                                          July 31, 2003  July 31, 2002  July 31, 2001   July 31, 2000
-------------------------------------------------------- -------------- -------------- -------------- ------------------
Per Share Operating Performance:
Net asset value, beginning of year....................... $      11.14  $      10.64   $      10.18   $    10.00
                                                          ------------  ------------   ------------   ----------
Net investment income....................................         0.76          0.91           0.72         2.83
Net realized and unrealized gains on investments
  and swap agreements....................................         0.28          0.63           0.69         0.03
                                                          ------------  ------------   ------------   ----------
Net increase in net asset value resulting from

  operations.............................................         1.04          1.54           1.41         2.86
                                                          ------------  ------------   ------------   ----------
Dividends from net investment income.....................        (1.39)        (0.87)         (0.82)       (2.68)
Dividends from net realized gains........................        (0.92)        (0.17)         (0.13)          --
Dividends from returns of capital........................        (3.03)           --             --           --
                                                          ------------  ------------   ------------   ----------
Total dividends..........................................        (5.34)        (1.04)         (0.95)       (2.68)
                                                          ------------  ------------   ------------   ----------
Net asset value, end of year............................. $       6.84  $      11.14   $      10.64   $    10.18
                                                          ============  ============   ============   ==========
Total Investment Return..................................       8.98%         15.07%         14.22%         3.95%(1)
Ratios to Average Net Assets/Supplemental Data:

Net assets, end of year ($000s).......................... $    98,539   $    158,922   $     110,770  $   50,254
Operating expenses.......................................       0.77%          0.81%          0.88%         0.79%(2)
Interest expense.........................................       0.07%            --             --            --
Total expenses...........................................       0.84%          0.81%          0.88%         0.79%(2)
Total expenses including fee waiver and excluding
  interest expense.......................................       0.75%          0.75%          0.75%         0.69%(2)
Net investment income....................................       7.73%          9.08%          7.84%         5.94%(2)
Portfolio turnover rate..................................         83%           113%            41%           26%(1)
----------
(1) Not Annualized
(2) Annualized

----------
See Notes to Financial Statements.


-----------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2003

-----------------------------------------------------------------------------

1.  The Fund

The Lend Lease Hyperion High-Yield CMBS Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on September 12, 1995; and is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2003, unless the majority shareholder agrees to continue its investment in the Fund.

The Fund's investment objective is to provide a high total return by investing in securities backed by real estate mortgages. No assurance can be given that the Fund's investment objective will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown on mortgage-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

During the year ended July 31, 2003, the Fund distributed net investment income and net realized gains in excess of its investment income and realized gains. Such excess, along with any return of capital distributions, have been offset as a decrease to paid-in capital. As of July 31, 2003, the Fund has distributed all of its net investment income and net realized gains computed on an income tax basis.



-------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2003

-------------------------------------------------------------------------------


Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Lend Lease Hyperion Capital Advisors, L.L.C. (the "Adviser") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund invests in interest rate swap agreements. An interest rate swap agreement preserves a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to effectively fix the rate of interest that it pays on one or more borrowings or series of borrowings or to manage the effective maturity or interest rate sensitivity of its portfolio. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. For the year ended July 31, 2003, such net payments accrued by the Fund amounted to $34,885. Entering into this agreement involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for this agreement, that the counterparty to the agreement may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3.  Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets. During the year ended July 31, 2003, the Adviser earned $703,064 in investment advisory fees, of which the Adviser has waived $22,428 of its fee.

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average daily net assets per annum.



------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2003

------------------------------------------------------------------------------


The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15% of the Fund's average weekly net assets. During the year ended July 31, 2003, the Administrator earned $210,919 in Administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser and Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the year ended July 31, 2003, were $96,585,148 and $131,611,413 respectively. Purchases and sales of U.S.

Government securities, excluding short-term securities, for the year ended July 31, 2003 were $16,410,000 and $16,601,250, respectively. For purposes of this footnote, U.S. Government securities include securities issued by the U.S. Treasury.

For purposes of this note, U.S. Government securities include securities issued by the Federal National Mortgage Association and the U.S. Treasury. At July 31, 2003, the cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


     Aggregate cost                                       $    120,200,828
                                                          ----------------
     Gross unrealized appreciation                        $      5,125,665
     Gross unrealized depreciation                        $      1,114,252
                                                          ----------------
     Net unrealized appreciation                          $      4,011,413
                                                          ================


5.  Borrowings

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2003

------------------------------------------------------------------------------


At July 31, 2003, the Fund had the following reverse repurchase agreements outstanding:

               Face Value                                    Description                               Maturity Amount
            ----------------    -------------------------------------------------------------------  -----------------
            $    3,569,000      Morgan Stanley, 1.60%, dated 7/29/03, maturity date 8/28/03          $    3,573,759
                 4,300,000      JP Morgan Chase, 1.71%, dated 6/30/03, maturity date 9/29/03              4,318,587
                 1,530,000      Greenwich Capital, 1.50%, dated 7/29/03, maturity date 8/28/03            1,531,913
                   609,000      Bear Stearns, 1.78%, dated 5/22/03, maturity date 8/21/03                   611,740
                 1,885,000      Bear Stearns, 1.35%, dated 7/25/03, maturity date 8/21/03                 1,886,909
                 2,827,000      Bear Stearns, 1.36%, dated 7/08/03, maturity date 8/05/03                 2,829,990
                 2,703,000      Bear Stearns, 1.72%, dated 6/30/03, maturity date 9/29/03                 2,714,752
                 1,630,000      Bear Stearns, 1.72%, dated 6/30/03, maturity date 9/29/03                 1,637,087
                 4,201,000      Bear Stearns, 1.72%, dated 6/30/03, maturity date 9/29/03                 4,219,265
                 1,269,000      Bear Stearns, 1.72%, dated 6/30/03, maturity date 9/29/03                 1,274,517
                 2,820,000      Bear Stearns, 1.70%, dated 6/26/03, maturity date 9/25/03                 2,832,118
            --------------                                                                           --------------

            $   27,343,000

                                Maturity Amount, Including Interest Payable                          $   27,430,637
                                                                                                     --------------
                                Market Value of Assets Sold Under Agreements                         $   34,425,077
                                                                                                     --------------
                                Weighted Average Interest Rate                                                 1.63%
                                                                                                     --------------

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2003, was approximately $3,690,114 at a weighted average interest rate of 1.66%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $37,631,335 as of June 30, 2003, which was 26.48% of total assets.

6. Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 14,405,509 shares outstanding at July 31, 2003, the Adviser owned 21,678 shares.

7. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of July 31, 2003, the following swap agreements were outstanding:

                                                                                                    Net Unrealized
                                                                                                     Appreciation/
    Notional Amount      Expiration Date                         Description                        (Depreciation)
  ------------------    --------------------------------------------------------------------------  --------------
   $   15,000,000              06/18/13  Agreement with Goldman Sachs Capital Markets, LP,           $  1,411,822
                                         dated 06/26/03 to pay semi-annually the notional
                                         amount multiplied by 3.853% and to receive quarterly
                                         the notional amount multiplied by 3 month
                                         USD-LIBOR-BBA.



-----------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2003

-----------------------------------------------------------------------------


8. Subsequent Events

In September 2003, the Board of Directors have approved to change the Fund's name to Hyperion High-Yield CMBS Fund, Inc. Additionally, in August 2003, the Fund's investment adviser has been changed to Hyperion Capital Management, Inc.

-----------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Report of Independent Certified Public Accountant

-----------------------------------------------------------------------------


To the Board of Directors and Shareholders of Lend Lease Hyperion High Yield CMBS Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Lend Lease Hyperion High Yield CMBS Fund, Inc., including the schedule of investments, as of July 31, 2003, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lend Lease Hyperion High Yield CMBS Fund, Inc. as of July 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

SCHWARTZ & HOFFLICH, LLP
Norwalk, Ct.
September 19, 2003

------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Information Concerning Directors and Officers (Unaudited)

------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of the Lend Lease Hyperion High-Yield CMBS Fund, Inc. (the "Fund").

                               Position(s) Held with                                                 Number of
                                                                                                     Portfolios in
Name, Address                  Fund and Term of         Principal Occupation(s) During Past 5        Fund
and Age                        Office and Length of     Years and                                    Complex Overseen
                               Time Served              Other Directorships Held by Director         by Director
------------------------------ ------------------------ -------------------------------------------- ------------------
------------------------------ ------------------------ -------------------------------------------- ------------------
Robert F. Birch                Director, Member of      Director    and/or   Trustee   of   several          4
  c/o One Liberty Plaza,       The Audit Committee      investment   companies   (4)   advised   by
  New York,                                             Hyperion  Capital  Management,  Inc.  or by
  New York 10006-1404          Elected Director since   its  affiliates  (1998-Present);   Chairman
                               May 2002                 and  President,  New  America  High  Income
  Age 67                                                Fund (1992-Present); Chairman
                                                        of the  Board  and  Co-Founder,  The  China
                                                        Business   Group,   Inc.    (1996-Present);
                                                        Director,  Brandywine  Funds  (2)  (2001 to
                                                        Present).

                                                        Formerly,  Director and Strategic  Planning
                                                        Consultant, Dewe Rogerson, Ltd. (1994-1998)

Leo M. Walsh, Jr.              Director, Chairman of    Director    and/or   Trustee   of   several          4
  c/o One Liberty Plaza,       the Audit Committee      investment   companies   (4)   advised   by
  New York,                                             Hyperion  Capital  Management,  Inc.  or by
  New York 10006-1404          Elected Since Fund's     its  affiliates  (1989-Present);  Financial
                               Inception                Consultant for Medco Health  Solutions Inc.
  Age 70                                                (Formerly  Merck-Medco  Managed  Care LLC.)
                                                        (1994-Present).
Harald R. Hansen               Director, Member of      Chief  Executive  Officer  of  First  Union          1
  C/o One Liberty Plaza,       the Audit Committee      National  of Georgia in 1987.  Chairman  in
  New York,                                             1989  held  position  until he  retired  in
  New York 10006-1404          Elected Since Fund's     1996.  Executive  Vice  President in charge
                               Inception                of  the  General  Banking  Group  of  First
  Age 71                                                National  Bank  of  Georgia.   Director  of
                                                        Atlanta Symphony, Midtown Alliance and U.S.
                                                        Disabled  Athletes  Fund.  Trustee and Vice
                                                        Chairman   of  the   Board  of   Oglethorpe
                                                        University;   President  of  the  Board  of
                                                        Trustees of Asheville  School and a Trustee
                                                        of the Tull  Foundation.  Corporate  Boards
                                                        of Magnet  Communication  Inc. and Wachovia
                                                        Corp.


LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Information Concerning Directors and Officers (Unaudited)

------------------------------------------------------------------------------

                               Position(s) Held with
                                                                                                     Number of
Name, Address                  Fund and Term of         Principal Occupation(s) During Past 5        Portfolios in Fund
                               Office and Length of     Years and                                    Complex Overseen
and Age                        Time Served              Other Directorships Held by Director         by Director
------------------------------ ------------------------ -------------------------------------------- ---------------------
                               Director and Chairman    President    (since   November   1998)   of          1
Clifford E. Lai                of the Board             Hyperion  Capital  Management,  Inc. (March
  c/o One Liberty Plaza,                                1993-Present);  President (since June 1997)
  New York,                    Elected Annually Since   of   Hyperion   2005    Investment    Grade
  New York 10006-1404          October 2000             Opportunity  Term Trust,  Inc. (Senior Vice
                                                        President  from April  1993 to June  1997);
  Age 50                                                President   (since  October  1995)  of  The
                                                        Hyperion Total Return Fund, Inc.;  Director
                                                        and  Chairman of the Board  (since  October
                                                        2000)   of   the   Lend   Lease    Hyperion
                                                        High-Yield CMBS Fund, Inc.
                                                        Formerly,  President (December 1999-October
                                                        2000)   of   the   Lend   Lease    Hyperion
                                                        High-Yield  CMBS Fund,  Inc.;  Senior  Vice
                                                        President (November  1998-December 1999) of
                                                        the   Lend   Lease   Hyperion    High-Yield
                                                        Commercial   Mortgage  Fund,  Inc.;  Senior
                                                        Vice  President  (September   1995-November
                                                        1998)   of  the   Equitable   Real   Estate
                                                        Hyperion  High-Yield   Commercial  Mortgage
                                                        Fund, Inc.



LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Information Concerning Directors and Officers (Unaudited)

------------------------------------------------------------------------------

Officers of the Fund           Position(s) Held with    Term of Office and      Principal Occupation(s)
                               Fund                     Length of Time Served   During Past 5 Years

Name, Address and Age

------------------------------ ------------------------ ----------------------- ------------------------------------------
------------------------------ ------------------------ ----------------------- ------------------------------------------
D. Boyd Johnson*               President                Elected Annually Since  Senior  Vice   President   and  Board  of
  c/o One Liberty Plaza,                                October 2001            Managers of Lend Lease  Hyperion  Capital
  New York,                                                                     Advisors,   L.L.C.   (January   2002   to
  New York 10006-1404                                                           Present)

  Age 44
John H. Dolan                  President                Elected on              Chief        Investment        Strategist
  c/o One Liberty Plaza,                                September 23, 2003      (1998-Present)   and   Chief   Investment
  New York,                                                                     Officer (since 2002) of Hyperion  Capital
  New York 10006-1404                                                           Management.

  Age 50
Larry L. Hicks*                Senior Vice President    Elected Annually Since  Chairman,  CEO and Board of  Managers  of
  c/o One Liberty Plaza,                                October 2000            Lend  Lease  Hyperion  Capital  Advisors,
  New York,                                                                     L.L.C. (January 2002 to Present)
  New York 10006-1404

  Age 45
Thomas F. Doodian             Treasurer               Elected Annually Since    Managing   Director,    Chief   Operating
  c/o One Liberty Plaza,                              Fund's Inception          Officer  (1998-  Present) and Director of
  New York,                                                                     Finance and Operations,  Hyperion Capital
  New York 10006-1404                                                           Management,  Inc.  (July 1995-  Present).
                                                                                Treasurer    of    several     investment
  Age 44                                                                        companies  advised  by  Hyperion  Capital
                                                                                Management, Inc. (February 1998-Present).
Joseph Tropeano               Secretary               Elected Annually Since    Director    and    Compliance    Officer,
  c/o One Liberty Plaza,                              Fund's Inception          Hyperion   Capital    Management,    Inc.
  New York,                                                                     (1993-Present);  Secretary and Compliance
  New York 10006-1404                                                           Officer of several  investment  companies
                                                                                advised by Hyperion  Capital  Management,
  Age 42                                                                        Inc.   (1994-Present);    Secretary   and
                                                                                Compliance  Officer,  Lend Lease Hyperion
                                                                                Capital Advisors, LLC (1995-
                                                                                Present);    Secretary   and   Compliance
                                                                                Officer    of   Lend    Lease    Hyperion
                                                                                High-Yield      CMBS      Fund,      Inc.
                                                                                (1998-Present).    Formerly,    Assistant
                                                                                Secretary  and  Compliance  Officer,  AIG
                                                                                Hyperion    Inc.    (1994-2002);     Vice
                                                                                President   and    Compliance    Officer,
                                                                                Hyperion Distributors, Inc. (1994-1998).

----------
* Resigned as of August 12, 2003.

The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

--------------------------------------------------------------------------------
Officers & Directors
--------------------------------------------------------------------------------

   John H. Dolan
   President

   Clifford E. Lai
   Director and Chairman of the Board

   Leo M. Walsh, Jr.*
   Director

   Harald R. Hansen*
   Director

   Robert F. Birch*
   Director

   Thomas F. Doodian
   Treasurer and Assistant Secretary

   Joseph Tropeano
   Secretary and Assistant Treasurer




   * Audit Committee Members
   -----------------------------------------

                                             [GRAPHIC OMITTED][GRAPHIC OMITTED]
   -----------------------------------------

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

            Lend Lease Hyperion High-Yield CMBS Fund, Inc.
                          One Liberty Plaza
                       165 Broadway, 36th Floor
                       New York, NY 10006-1404


Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. The Registrant's Code is filed with this report as the exhibit for Item 10(a).

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that none of the members of the Registrant's Audit Committee is an "audit committee financial expert" as that term is defined in the instructions to this Item. The Registrant's Board of Directors has also determined that there is no need to appoint a Director to the Audit Committee who qualifies as an "audit committee financial expert" at this time because the Board of Directors believes that each member of the Audit Committee is "financially literate" as that term is used in the rules of the New York Stock Exchange and that each has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the Audit Committee members are qualified to evaluate the Registrant's financial statements, supervise the Registrant's preparation of its financial statements, and oversee the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5. Audit Committee of Listed Registrants.

         Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  The Registrant's Code is attached as an exhibit to this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                 SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.


By:  /s/ Clifford E. Lai
         __________________
         Clifford E. Lai
         Principal Executive Officer

Date:  October 7, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Clifford E. Lai
           ___________________
           Clifford E. Lai
           Principal Executive Officer

Date:  October 7, 2003

By:    /s/ Thomas F. Doodian
           _____________________
           Thomas F. Doodian
           Treasurer and Principal Financial Officer

Date:  October 7, 2003